Other income	6 Months Ended
Jun. 30, 2022
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Other income
7.	Other income
Other income in the first half of 2022 includes the book gain on the divestment of Aegon Hungary and Aegon Turkey to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG), amounting to EUR 288 million. For more information on this divestment refer to note 19 Acquisitions/Divestments.